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                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form

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1.   Name and address of issuer:  Massachusetts Mutual Variable Annuity Separate
                                  Account 2
                                  1295 State Street
                                  Springfield, MA 01111-0001

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [_]

Massachusetts Mutual Variable Annuity Separate Account 2 (segment related to Securities Act File Number 33-7723)

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3.   Investment Company Act File Number:  811-3354

     Securities Act File Number:  33-7723

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4(a).Last day of fiscal year for which this Form is filed:  December 31, 1997


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4(b). [_] Check box if this Form is being filed late (i.e., .more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [_] Check box if this is the last time the issuer will be filing this Form


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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                                                      $     295,588,572
                                                                                                        -----------------
     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                                   $     98,810,775
                                                                                  ----------------
     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission.                                                    $              0
                                                                                  ----------------

     (iv)   Total available redemption credits[add items 5(ii)
            and 5(iii)                                                                                 -$      98,810,775
                                                                                                        -----------------

     (v)    Net sales - if Items 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                                       $     196,777,797
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